27 Other payables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Payables
Balance at beginning of year	$ 301
Incorporation by adoption of IFRS 16		574
Increase	246	4
Payments	(686)	(289)
Exchange difference and gain on net monetary position	495	12
Balance at end of the year	$ 356	$ 301